Schedule of Investments
July 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–92.59%
Brazil–7.80%
Ambev S.A.	9,628,026	$21,424,079
Banco do Brasil S.A.	2,265,700	7,971,050
Bradespar S.A., Preference Shares	2,107,936	5,925,282
ERO Copper Corp.(a)	771,354	10,437,996
Lojas Renner S.A.	5,996,150	17,422,357
Petroleo Brasileiro S.A., ADR(b)	1,776,852	20,647,020
Telefonica Brasil S.A., ADR(b)	1,170,898	13,137,476
		96,965,260
China–3.21%
Airtac International Group	823,000	23,407,365
Fuyao Glass Industry Group Co. Ltd., H Shares(c)	2,194,368	15,820,451
Kanzhun Ltd., ADR(a)(b)	35,300	669,288
		39,897,104
Egypt–1.25%
EFG Holding S.A.E.(a)	30,022,932	14,705,488
U Consumer Finance(a)	4,753,509	782,954
		15,488,442
France–0.76%
Bollore SE	1,634,383	9,427,218
Hungary–1.57%
Richter Gedeon Nyrt	652,018	19,552,755
India–14.42%
Cyient Ltd.	422,718	5,787,337
Delhivery Ltd.(a)	989,332	4,782,720
Emami Ltd.	1,947,582	13,301,976
Gujarat Pipavav Port Ltd.	993,436	1,784,544
HDFC Bank Ltd., ADR(b)	861,538	66,140,272
ICICI Bank Ltd., ADR	1,328,137	44,758,217
Power Grid Corp. of India Ltd.	4,140,286	13,686,823
SBI Life Insurance Co. Ltd.(c)	863,494	18,064,695
Shriram Finance Ltd.	1,523,342	10,910,318
		179,216,902
Indonesia–3.11%
PT Bank Central Asia Tbk	1,969,745	987,227
PT Bank Negara Indonesia (Persero) Tbk	18,352,360	4,450,606
PT Bank Rakyat Indonesia (Persero) Tbk	61,254,400	13,716,726
PT Kalbe Farma Tbk	216,738,396	18,745,764
PT Semen Indonesia (Persero) Tbk	5,115,800	761,956
		38,662,279
Malaysia–0.46%
KPJ Healthcare Bhd.	9,388,811	5,690,388
Mexico–3.95%
Bolsa Mexicana de Valores S.A.B. de C.V.	10,471,921	22,459,259
Fomento Economico Mexicano, S.A.B. de C.V., ADR	250,186	22,631,825
Shares		Value
Mexico–(continued)
Genomma Lab Internacional S.A.B de C.V., Class B	3,461,282	$4,003,455
		49,094,539
Nigeria–1.50%
Zenith Bank PLC	374,341,286	18,584,265
Peru–1.65%
Credicorp Ltd.	86,468	20,492,916
Poland–0.86%
InPost S.A.(a)	746,334	10,719,365
Portugal–1.09%
Galp Energia SGPS S.A.	710,975	13,576,234
Russia–0.00%
Moscow Exchange MICEX-RTS PJSC(d)	11,806,000	12
Sberbank of Russia PJSC(d)	11,900,044	12
Sberbank of Russia PJSC, Preference Shares(d)	15,636,015	15
		39
Saudi Arabia–1.19%
Saudi National Bank (The)	1,480,618	14,775,224
Singapore–1.55%
Grab Holdings Ltd., Class A(a)	3,936,644	19,250,189
South Africa–4.58%
Anglo American PLC	716,636	20,164,770
Naspers Ltd.	107,619	33,220,059
Valterra Platinum Ltd.(a)	79,996	3,570,858
		56,955,687
South Korea–16.33%
HPSP Co. Ltd.	66,351	1,265,419
Hyundai Mobis Co. Ltd.	75,207	15,870,152
KB Financial Group, Inc.	316,742	25,164,569
LEENO Industrial, Inc.	130,795	4,442,163
LG Chem Ltd.	54,894	11,802,476
NAVER Corp.	128,401	21,609,260
Samsung E&A Co. Ltd.	309,414	5,867,157
Samsung Electro-Mechanics Co. Ltd.	213,676	22,702,491
Samsung Electronics Co. Ltd.	1,227,865	62,576,836
Samsung Electronics Co. Ltd., Preference Shares	569,558	23,451,236
Samsung Fire & Marine Insurance Co. Ltd.	25,902	8,176,985
		202,928,744
Taiwan–21.56%
Hon Hai Precision Industry Co. Ltd.	1,562,000	9,185,309
Largan Precision Co. Ltd.	305,000	23,922,107
MediaTek, Inc.	643,000	29,117,975
Taiwan Semiconductor Manufacturing Co. Ltd.	4,503,000	173,362,134
Uni-President Enterprises Corp.	6,514,000	17,192,160
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets ex-China Fund

Shares		Value
Taiwan–(continued)
Yageo Corp.	865,000	$15,199,467
		267,979,152
Thailand–2.60%
Bangkok Dusit Medical Services PCL, Foreign Shares	1,662,436	1,093,849
Central Pattana PCL, Foreign Shares	5,080,043	8,096,683
Kasikornbank PCL, Foreign Shares	4,684,827	23,165,705
		32,356,237
United Kingdom–0.48%
Endava PLC, ADR(a)(b)	463,383	5,931,302
United States–2.17%
EPAM Systems, Inc.(a)	98,362	15,512,671
Laureate Education, Inc., Class A(a)(b)	504,748	11,407,305
		26,919,976
Vietnam–0.50%
Vietnam Dairy Products JSC	2,683,500	6,264,274
Total Common Stocks & Other Equity Interests (Cost $1,015,696,761)		1,150,728,491
Exchange-Traded Funds–7.82%
Multinational–7.82%
iShares Core MSCI Emerging Markets ETF	805,024	48,567,098
iShares MSCI Emerging Markets ETF(b)	999,900	48,555,144
Total Exchange-Traded Funds (Cost $96,582,379)		97,122,242
Shares		Value
Money Market Funds–0.18%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(e)(f)	779,897	$779,897
Invesco Treasury Portfolio, Institutional Class, 4.23%(e)(f)	1,448,391	1,448,391
Total Money Market Funds (Cost $2,228,288)		2,228,288
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.59% (Cost $1,114,507,428)		1,250,079,021
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–10.98%
Invesco Private Government Fund, 4.32%(e)(f)(g)	37,976,171	37,976,171
Invesco Private Prime Fund, 4.46%(e)(f)(g)	98,490,550	98,510,248
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $136,486,419)		136,486,419
TOTAL INVESTMENTS IN SECURITIES—111.57% (Cost $1,250,993,847)		1,386,565,440
OTHER ASSETS LESS LIABILITIES–(11.57)%		(143,801,326)
NET ASSETS–100.00%		$1,242,764,114
Investment Abbreviations:
ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $33,885,146, which represented 2.73% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,599,069	$150,133,046	$(158,952,218)	$-	$-	$779,897	$309,750
Invesco Treasury Portfolio, Institutional Class	17,828,826	278,818,516	(295,198,951)	-	-	1,448,391	571,091
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,448,559	157,462,730	(123,935,118)	-	-	37,976,171	255,166*
Invesco Private Prime Fund	11,604,321	346,394,258	(259,490,385)	954	1,100	98,510,248	711,319*
Total	$43,480,775	$932,808,550	$(837,576,672)	$954	$1,100	$138,714,707	$1,847,326

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets ex-China Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$96,965,260	$—	$—	$96,965,260
China	669,288	39,227,816	—	39,897,104
Egypt	15,488,442	—	—	15,488,442
France	—	9,427,218	—	9,427,218
Hungary	—	19,552,755	—	19,552,755
India	110,898,489	68,318,413	—	179,216,902
Indonesia	—	38,662,279	—	38,662,279
Malaysia	—	5,690,388	—	5,690,388
Mexico	49,094,539	—	—	49,094,539
Multinational	97,122,242	—	—	97,122,242
Nigeria	—	18,584,265	—	18,584,265
Peru	20,492,916	—	—	20,492,916
Poland	—	10,719,365	—	10,719,365
Portugal	—	13,576,234	—	13,576,234
Russia	—	—	39	39
Saudi Arabia	—	14,775,224	—	14,775,224
Singapore	19,250,189	—	—	19,250,189
South Africa	3,570,858	53,384,829	—	56,955,687
South Korea	—	202,928,744	—	202,928,744
Taiwan	—	267,979,152	—	267,979,152
Thailand	—	32,356,237	—	32,356,237
United Kingdom	5,931,302	—	—	5,931,302
United States	26,919,976	—	—	26,919,976
Vietnam	—	6,264,274	—	6,264,274
Money Market Funds	2,228,288	136,486,419	—	138,714,707
Total Investments	$448,631,789	$937,933,612	$39	$1,386,565,440
Invesco Emerging Markets ex-China Fund